SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET (Details)	Mar. 31, 2023	Dec. 31, 2022
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years